Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 99,794,000	$ 129,304,000	[1]	$ 110,316,000		$ 100,849,000		$ 99,340,000		$ 123,559,000		$ 103,370,000		$ 98,365,000		$ 96,395,000		$ 194,636,000	$ 200,189,000	$ 439,809,000	$ 421,689,000
Gross Margin	11,650,000	21,268,000	[1]	22,727,000		28,143,000		25,835,000		27,864,000		22,766,000		30,408,000		25,042,000		25,508,000	53,978,000	97,973,000	106,080,000
Operating Income (Loss)	(22,639,000)	(5,222,000)	[1]	2,265,000		9,936,000		5,307,000		5,019,000		2,173,000		9,637,000		2,279,000		(34,795,000)	15,243,000	12,286,000	19,108,000
Net income (loss)	(26,917,000)	(14,309,000)	[1]	(1,106,000)		(2,200,000)		197,000		1,141,000		(1,397,000)		2,582,000		(6,283,000)		(65,293,000)	(2,003,000)	(17,418,000)	(3,957,000)
Net Income (Loss) Attributable to Common Stockholders	(26,898,000)	(14,292,000)	[1]	(1,106,000)		(2,200,000)		197,000		1,141,000		(1,397,000)		2,582,000		(6,283,000)		(65,237,000)	(2,003,000)	(17,401,000)	(3,957,000)
Basic (in usd per share)	$ (1.31)	$ (0.70)	[1]	$ (0.06)		$ (0.15)		$ 0.02		$ 0.09		$ (0.11)		$ 0.21		$ (0.52)		$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)
Diluted (in usd per share)	$ (1.31)	$ (0.70)	[1],[2]	$ (0.06)	[2]	$ (0.15)	[2]	$ 0.02	[2]	$ 0.09	[2]	$ (0.11)	[2]	$ 0.21	[2]	$ (0.52)	[2]	$ (3.17)	$ (0.15)	$ (1.03)	$ (0.32)
Inventory adjustments		$ 5,900,000																		$ 5,900,000
Inventory adjustment per diluted share		$ 0.35

[1]	The Company’s calculation of the factory manufacturing variance capitalized in inventory was based on historical experience. In the fourth quarter 2013, the Company identified a deviation from historical experience and accordingly resulted in a change in estimate of $5.9 million, or $0.35 per diluted share for 2013.
[2]	See Note 14 for discussion on the computation of diluted shares outstanding.